Shareholder Report, Line Graph (Details) 193909_Innovator Uncapped Accelerated U.S. Equity ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Aug. 10, 2022	Oct. 31, 2025
Innovator Uncapped Accelerated U.S. Equity ETF™
Account Value [Line Items]
Line Graph and Table Measure Name					Innovator Uncapped Accelerated U.S. Equity ETF NAV
Accumulated Value	$ 14,492	$ 9,654	$ 9,121	$ 10,000	$ 17,841
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	14,034	10,168	9,232	10,000	$ 17,044
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500
Accumulated Value	$ 13,551	$ 9,961	$ 9,197	$ 10,000	$ 16,247